Consolidated Statements of Comprehensive Income or Loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income or Loss
Net (loss) income	$ (8,328,380)	$ (8,807,252)	$ 45,283,824
Items that will not be reclassified to income or loss:
Remeasurement of post-employment benefit obligations	(62,779)	83,935	158,119
Open-Ended Fund, net of hedge	(66,098)	(741)	(131,957)
Publicly traded equity instruments	(202,208)	(698,903)	(906,658)
Items that may be subsequently reclassified to income or loss:
Exchange differences on translating foreign operations	285,502	(758,835)	(143,156)
Cash flow hedges	1,857,456	(287,536)	395,807
Share of other comprehensive (loss) income of associates and joint ventures	(7,061,676)	4,278,531	4,245,546
Other comprehensive (loss) income before income taxes	(5,249,803)	2,616,451	3,617,701
Income tax benefit (expense)	2,226,054	(1,704,735)	(833,121)
Other comprehensive (loss) income, net of income taxes	(3,023,749)	911,716	2,784,580
Total Comprehensive (loss) income	(11,352,129)	(7,895,536)	48,068,404
Total Comprehensive (loss) income attributable to:
Stockholders of the Company	(11,281,502)	(7,465,645)	47,510,294
Non-controlling interests	(70,627)	(429,891)	558,110
Total Comprehensive (loss) income	$ (11,352,129)	$ (7,895,536)	$ 48,068,404